Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 308,176		$ 255,401
Auto loan receivables securitization trust outstanding	423	$ 301	0
Guarantee-linked notes [member]
Disclosure of information about consolidated structured entities [line items]
Debt instruments issued	1,697		1,002
Loans and receivables, category [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	4,488		0
Scotiabank covered bond guarantor limited partnership [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	46,700		47,000
Scotiabank covered bond guarantor limited partnership [member] | Guarantee-linked notes [member]
Disclosure of information about consolidated structured entities [line items]
Debt instruments issued	8,400		5,500
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	44,800		48,000
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member] | Deposits From Business And Government [Member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	274	196	291	$ 209
Subordinated notes outstanding	3,200	$ 2,300	3,300	$ 2,400
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	3,600		3,800
U.S. multi-seller conduit [Member] | Business and government loans [Member]
Disclosure of information about consolidated structured entities [line items]
Assets recognized in entity's financial statements in relation to consolidated structured entities	$ 14,000		$ 11,000